CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average share price of stock issued for excercisable options	$ 1.56	$ 0.16	$ 0.29
Average share price of stock issued for services	$ 3.03	$ 1.83	$ 1.62